Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,786	$ 2,593	$ 4,409
Accounts receivable, net	20,939	26,281	27,717
Inventories	2,773	3,058	13,059
Prepaid expenses and other current assets	5,776	5,817	10,071
Total current assets	31,274	37,749	55,256
Restricted cash	3,829	3,823	3,907
Property and equipment, net	4,495	4,317	3,476
Operating lease right-of-use assets	1,054	1,235	2,182
Other noncurrent assets	198	198	1,330
Long-term assets held for sale - discontinued operations			162,032
Total assets	40,850	47,322	228,183
Current liabilities:
Accounts payable	10,521	13,122	14,474
Accrued expenses and other current liabilities	24,893	27,870	19,830
Notes payable, net	29,365	28,657	20,403
Deferred revenue, current	2,010	2,423	5,407
Short-term debt with CS Solis	35,840	33,280
SAFE Agreements	5,000
Forward purchase agreement liabilities	9,409	3,831
Total current liabilities	117,038	109,183	60,114
Warranty provision, noncurrent	3,416	3,416	3,214
Warrant liability	3,877	9,817	14,152
Deferred revenue, noncurrent	1,055	1,055
Long-term debt with CS Solis			25,204
Convertible notes, net, noncurrent			3,434
Convertible notes, net due to related parties, noncurrent			15,510
Operating lease liabilities, net of current portion	543	664	1,274
Total liabilities	125,929	124,135	122,902
Commitments and contingencies
Stockholders’ (deficit) equity:
Common stock, value	7	7	3
Additional paid-in capital	279,332	277,965	190,624
Accumulated other comprehensive loss	98	143	27
Accumulated deficit	(364,516)	(354,928)	(85,373)
Total stockholders’ (deficit) equity	(85,079)	(76,813)	105,281
Total liabilities and stockholders’ equity	$ 40,850	$ 47,322	$ 228,183